TCW Enhanced Commodity Strategy Fund
TCW Enhanced Commodity Strategy Fund (Please note that TCW Enhanced Commodity Fund is not currently available to the public.)
Investment Objective
The Fund’s investment objective is to seek total return which exceeds that of its commodity benchmark.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - TCW Enhanced Commodity Strategy Fund - USD ($)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TCW Enhanced Commodity Strategy Fund		Class I	Class N
Management Fees	[1]	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		9.69%	10.80%
Expenses of the Subsidiary		6.46%	6.46%
Total Annual Fund Operating Expenses		16.65%	18.01%
Fee Waiver and/or Expense Reimbursement	[2]	15.95%	17.26%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.70%	0.75%
[1]	The Fund may invest a portion of its assets in TCW Cayman Enhanced Commodity Fund, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with the Fund's investment advisor, TCW Investment Management Company LLC (the "Advisor"), for the management of the Subsidiary's portfolio, pursuant to which the Subsidiary is obligated to pay the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary for the management of the portion of the Fund's assets invested in the Subsidiary. This waiver may not be terminated without the consent of the Board of Directors.
[2]	The Advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest, brokerage, extraordinary expenses and acquired fund fees and expenses, if any) to 0.70% with respect to Class I shares of average daily net assets and 0.75% with respect to Class N shares of average daily net assets. This contractual fee waiver/expense reimbursement is will remain in place through March 1, 2019 and before that date, the investment advisor may not terminate this arrangement without approval of the Board of Directors. At the conclusion of this period, the Fund’s investment advisor may, in its sole discretion, terminate the contractual fee waiver/expense reimbursement or, with the Board’s approval, extend or modify that arrangement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund reflects the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - TCW Enhanced Commodity Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	72	3,152	5,556	9,505
Class N	77	3,359	5,843	9,721

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund seeks to achieve its investment objective by investing in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” refers to securities of varying maturities issued by domestic and foreign corporations and governments (and their agencies and instrumentalities), including bonds, notes, mortgage-backed securities, asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, money-market securities, swaps and derivatives (including futures, options and credit default swaps), private placements, defaulted debt securities and Rule 144A securities.

The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the Subsidiary, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Commodity index-linked notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. They are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked structured products may be either debt or equity securities, leveraged or unleveraged, and have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other commodity variable. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

The Subsidiary is advised by the Advisor and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this Prospectus, the Subsidiary may invest in commodity-linked swap agreements and other commodity-linked derivative instruments to an extent greater than the Fund may make such investments. The Fund’s investment in the Subsidiary will not exceed 25% of the value of the Fund’s total assets (measured at the time of investment).

The derivative instruments in which the Fund and the Subsidiary primarily invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract terms than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weigh or under-weigh its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the Fixed Income Instruments held by the Fund is up to 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest up to 5% of its net assets in securities rated below investment grade (meaning below BBB) at the time of investment. The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market foreign securities. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but normally will not do so.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  interest rate risk: the risk that debt securities will decline in value because of changes in interest rates.
  credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.
  junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.
  market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance. Over recent years, there has been a dramatic decline in the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Recent changes in regulations such as the Volcker Rule may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility.
  derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.
  commodity risk: the risk that investing in commodity-linked derivative instruments, including commodity index-linked notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result. The Fund will reduce leverage risk by either segregating an equal amount of liquid assets or “covering” the transactions that introduce such risk.
  counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition and in overall market, economic and political conditions.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  globalization risk: the risk that the growing inter-relationship of global economies and financial markets has magnified the effect of conditions in one country or region on issuers of securities in a different country or region.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Emerging market debt also may be of lower credit quality and subject to greater risk of default.
  foreign currency risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments denominated in foreign currencies or the Fund’s investments in foreign currencies or in securities that trade in and receive revenues in, or in derivatives that provide exposure to, foreign currencies.
  non-diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  tax risk: the risk that the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the Internal Revenue Service or the Treasury Department as discussed under “Distributions and Taxes.”
  subsidiary risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. There is no guarantee that the investment objective of the Subsidiary will be achieved.
  prepayment risk of asset-backed and mortgage-backed securities: the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
  extension risk of asset-backed and mortgage-backed securities: the risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to become longer-term securities that fluctuate more widely in response to changes in interest rates than shorter term securities.
  asset-backed and mortgage-backed securities investment risk: the risk that the impairment of the value of the collateral underlying a security in which the Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.
  distressed investment risks: a security held by the Fund (or the issuer of that security) may become distressed after the Fund’s investment. Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Please see “Principal Risks of the Funds” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance may be lower than Class I performance because of the potentially lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	13.10%	(quarter ended 6/30/2016)
Lowest	-14.57%	(quarter ended 9/30/2015)

Average Annual Total Returns (For the period ended December 31, 2017
Average Annual Total Returns - TCW Enhanced Commodity Strategy Fund		1 Year	5 years	Since Inception	Inception Date
Class I		4.04%	(6.91%)	(7.10%)	Mar. 31, 2011
Class I | After taxes on distributions		3.03%	(7.58%)	(7.80%)	Mar. 31, 2011
Class I | After taxes on distributions and sale of fund shares		2.26%	(5.30%)	(5.29%)	Mar. 31, 2011
Class N		3.84%	(6.92%)	(7.11%)	Mar. 31, 2011
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	1.70%	(8.45%)	(9.02%)	Mar. 31, 2011
[1]	The Bloomberg Commodity Total Return Index is a total return index based on the Bloomberg Commodity Index ("BCOM"), which is comprised of commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange. The Bloomberg Commodity Total Return Index reflects the return on fully collateralized positions in the BCOM. The Bloomberg Commodity Total Return Index was known as the Dow Jones UBS Commodity Index Total Return before July 1, 2014.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA). After-tax returns are shown for only one class of shares and after-tax returns for other classes will vary.